RELATED PARTY TRANSACTIONS - TFG Marine (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Shareholder loan		$ 2,565,000	$ 3,000
TFG Marine Pte Ltd ("TFG Marine")
Related Party Transaction [Line Items]
Loan converted to equity	$ 75,000
Balance of shareholder loan	$ 900,000
Performance guarantee of subsidiaries under a bunker supply arrangement
Related Party Transaction [Line Items]
Maximum liability under this guarantee		4,000,000
Amount payable under guarantee		0
TFG Marine Pte Ltd ("TFG Marine")
Related Party Transaction [Line Items]
Shareholder loan			$ 1,000,000
Subordinated shareholder loan, term			5 years
TFG Marine Pte Ltd ("TFG Marine") | Bunker procurement
Related Party Transaction [Line Items]
Guarantee issued in respect of subsidiary performance under bunker supply agreement		56,900,000
TFG Marine Pte Ltd ("TFG Marine") | Guarantee of bunker supply agreement
Related Party Transaction [Line Items]
Guarantee issued in respect of subsidiary performance under bunker supply agreement		$ 20,000,000
TFG Marine Pte Ltd ("TFG Marine") | London Interbank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Variable interest rate (percent)			7.00%